Investment Strategy	Apr. 30, 2024
INVESCO COMSTOCK FUND | INVESCO COMSTOCK FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in securities of issuers of any market capitalization, and at times might increase its emphasis on securities of issuers in a particular capitalization range. Under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts. The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for investment, the portfolio managers focus primarily on a security’s potential for capital growth and income. The portfolio managers emphasize a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.
The portfolio managers will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the portfolio managers no longer consider the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the portfolio managers’ tolerable level and the trend is likely to be a long-term issue.

Invesco Comstock Select Fund | Invesco Comstock Select Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund may invest in real estate investment trusts (REITs). The Fund may invest in securities of issuers of any market capitalization, and at times might increase its emphasis on securities of issuers in a particular capitalization range. Under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts. The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
In selecting securities for investment, the portfolio managers focus primarily on a security’s potential for capital growth and income. The portfolio managers emphasize a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.
The portfolio managers will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the portfolio managers no longer consider the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the portfolio managers’ tolerable level and the trend is likely to be a long-term issue.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

INVESCO Dividend Income Fund | INVESCO Dividend Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying equity securities and in other instruments that have economic characteristics similar to such securities. The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest in securities of issuers of all capitalization sizes and under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
In selecting investments, the portfolio managers seek to deliver the value of dividend investing by identifying above-market yielding stocks, emphasizing firms they believe have the financial strength to offer consistent and defensible (i.e., sustainable) dividends. The portfolio managers’ process also emphasizes long-term capital appreciation. Through fundamental research, the management team measures the strength and sustainability of a company’s dividend by analyzing the potential for free cash flow (a company’s excess cash over its operating expenses) over a 2-3 year targeted holding period. The portfolio managers construct a portfolio that they believe provides the ability to earn income and build capital over the long-term. The portfolio managers also believe that investing in above-market yielding stocks with defensible dividends may help the Fund preserve assets during down markets. The portfolio managers seek to manage portfolio risk by utilizing careful stock selection, maintaining exposure to multiple sectors and employing a rigorous buy-and-sell discipline.
The portfolio managers will consider selling or trimming a stock when it no longer materially meets their investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) there is deterioration in the capital structure; or (3) a more attractive investment opportunity presents itself.

INVESCO Energy Fund | INVESCO Energy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in energy-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund will concentrate its investments in the securities of issuers engaged primarily in energy-related industries. The Fund considers an issuer to be doing business in energy-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in energy-related industries; (2) at least 50% of its total assets are devoted to producing revenues in energy-related industries; or (3) based on other available information, the Fund’s portfolio managers determine that its primary business is within energy-related industries. Such other available information may include industry classifications from any one or more third-party providers, such as those using the Global Industry Classification Standard (GICS®), the North American Industry Classification System (NAICS), or the Bloomberg Industry Classification System (BICS).
Companies in energy-related industries include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal companies, alternative energy companies and innovative energy technology companies. Generally, the companies in which the Fund invests fall within the three main energy sub-industries: (1) integrated oil and gas issuers; (2) oil and gas equipment and services issuers; and (3) oil and gas exploration/production issuers. Portfolio weightings among these and other sub-industries will be adjusted according to current economic conditions.
The Fund may invest up to 100% of its net assets in securities of foreign issuers doing business in energy-related industries, which may include securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may invest in securities of issuers of all capitalization sizes.
The Fund can invest in derivative instruments, including forward foreign currency contracts.
The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The investment team primarily uses a fundamental bottom-up analysis to seek to identify investments with quality management teams and quality assets trading at attractive valuations. The investment strategy places emphasis on valuation and risk/reward profiles of potential investments. In valuing companies, the investment team takes a long-term view on commodity prices and uses a constant marginal cost of production commodity price. The commodity price does not change unless a persistent structural change in the commodity occurs. Price-to-cash flow (P/CF), price-to-net asset value (P/NAV) and price-to-earnings (P/E) are the valuation metrics the investment team uses to assess the attractiveness of a security. Top-down macroeconomic research, including an assessment of factors such as worldwide economic activity, government policy, employment, inflation, supply/demand dynamics, currency market dynamics, international trade, technological advances, as well as business, equity and credit market cycle analysis, is also considered as a check and balance to sub-industry allocation that results from bottom-up analysis.
The portfolio managers will consider selling a security if, among other things, (1) a security reaches its target price; (2) a change in fundamentals occurs-either company specific or industry wide; (3) a change in corporate focus and/or management occurs; or (4) a more attractive investment opportunity is identified.

Invesco Gold & Special Minerals Fund | Invesco Gold & Special Minerals Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests mainly in common stocks of companies that are involved in mining, processing or dealing in gold or other metals or minerals, gold bullion, other physical metals, and precious metals-related ETFs and may invest all of its assets in those securities. Under normal market conditions, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in those securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund will concentrate its investments without limit in the metals, mining and minerals industries.
The Fund may invest up to 20% of its total assets in gold or silver bullion, in other precious metals, in metals naturally occurring with precious metals, in certificates representing an ownership interest in those metals, and in gold or silver coins. The Fund’s investment in shares of exchange-traded funds and other exchange-traded products that invest in gold bullion (Gold ETFs) are subject to this investment restriction.
The Fund may invest in U.S. or foreign companies, including companies in developing or emerging markets, i.e., those that are generally in the early stages of their industrial cycles. The Fund has no limit on its foreign investments. The Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range.
As part of its process for identifying investment opportunities, the Fund relies primarily on evaluations of a company’s fundamentals. It also assesses a company’s financial statements and management structure, as well as the company’s operations and new developments. To arrive at buy and sell decisions, the Fund considers the growth potential and the valuations of the stocks of particular companies.
The Fund can also invest up to 25% of its total assets in the Subsidiary. The Subsidiary will invest in gold bullion and other precious metals, Gold ETFs, commodity-linked derivatives related to gold or other special minerals (including commodity futures, financial futures, options and swap contracts), and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to minerals commodities market returns within the limitations of the federal tax requirements that apply to the Fund. In managing the Subsidiary's portfolio, Invesco Advisers, Inc. (the “Adviser”) will be subject to the same operational guidelines that apply to the management of the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.
The Fund’s investment in the Subsidiary may vary based on the portfolio manager’s use of gold bullion and other precious metals, Gold ETFs, different types of commodity-linked derivatives, fixed-income securities and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary and subject to the risks associated with any investments of the Subsidiary. Therefore, references in this prospectus to investments by the Fund include the Fund’s indirect investments through the Subsidiary.
In addition to investing in derivative instruments through the Subsidiary, the Fund may also invest directly in derivative instruments, including options. The Fund may use options, including covered call options, for liquidity, hedging and investment purposes. Up to 25% of the Fund’s total assets can be subject to call options the Fund sells. However, the Fund will not write or purchase any call option that will cause the value of the Fund’s calls on a particular security to exceed 3% of the Fund’s total assets.

INVESCO SMALL CAP VALUE FUND | INVESCO SMALL CAP VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small capitalization companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund focuses on equity securities of small capitalization companies that Invesco Advisers, Inc. (Invesco or the Adviser), the Fund’s investment adviser, believes are undervalued. The principal type of equity security in which the Fund invests is common stock.
The Fund considers a small-capitalization company to be one that has a market capitalization, at the time of purchase, no larger than the market capitalization of the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s “market capitalization” is the value of its outstanding stock.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers, including securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles, and depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to seek exposure to certain asset classes.
The Fund can use options to seek investment return or to mitigate risk.
The Fund emphasizes a value style of investing. In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:
■
Buy businesses trading at a significant discount to the portfolio managers’ estimate of intrinsic value. The portfolio managers believe intrinsic value represents the fair economic worth of the business.
■
Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek established issuers which they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.
The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.
The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio that they believe offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macroeconomic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund’s portfolio rather than mirror the composition or sector weights of any benchmark.

INVESCO Technology Fund | INVESCO Technology Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund will concentrate its investments in the securities of issuers engaged primarily in technology-related industries. The Fund considers an issuer to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its total assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the Fund’s portfolio manager determines that its primary business is within technology-related industries. Such other available information may include industry classifications from any one or more third-party providers, such as those using the Global Industry Classification Standard (GICS®), the North American Industry Classification System (NAICS) or the Bloomberg Industry Classification System (BICS).
Issuers in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment and telecommunications/media distribution services, medical technology, biotechnology, as well as service-related companies in the information technology industry.
The Fund invests primarily in securities that are considered by the Fund’s portfolio manager to have potential for earnings or revenue growth. While the portfolio manager may invest in securities of issuers of any market capitalization, the portfolio manager tends to favor the securities of mid- and large-capitalization issuers.
The Fund may invest up to 50% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may invest in depositary receipts or local shares to gain exposure to foreign companies.
The Fund can invest in derivative instruments, including options and futures contracts.
The Fund can use options, including call options, for hedging and investment purposes.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
In selecting investments for the Fund, the portfolio manager looks for companies using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The portfolio manager currently focuses on companies that the portfolio manager believes are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio manager may vary in particular cases and may change over time.

INVESCO VALUE OPPORTUNITIES FUND | INVESCO VALUE OPPORTUNITIES FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal market conditions, in a portfolio of common stocks, preferred stocks and convertible securities.
The Fund may invest in securities of issuers of any market capitalization; however, under normal market conditions, it invests a substantial portion of its assets in securities of mid-capitalization issuers. The Fund considers a mid-capitalization issuer to be one that has a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. An issuer’s “market capitalization” is the value of its outstanding stock. The Fund is not required to sell a security if the issuer’s capitalization moves outside of the Fund’s capitalization definition.
The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers, including securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles, and depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.
The Fund can use options to seek investment return or to mitigate risk.
As a result of the Fund’s stock selection process, a significant portion of the Fund’s assets may be invested in companies within the same industries or sectors of the market.
The Fund emphasizes a value style of investing and the portfolio managers seek to invest in undervalued companies they believe possess the potential for capital growth. In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:
■
Buy businesses trading at a significant discount to the portfolio managers’ estimate of intrinsic value. The portfolio managers believe intrinsic value represents the fair economic worth of the business.
■
Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek issuers that they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.
The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.
The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio that they believe offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macroeconomic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund’s portfolio rather than mirror the composition or sector weights of any benchmark.